INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2019
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

4. INVESTMENT PROPERTIES

As at December 31,	2019	2018
Income-producing properties	$4,377,623	$3,403,985
Properties under development	51,310	17,009
Land held for development	28,966	3,984
	$4,457,899	$3,424,978
Changes in investment properties are shown in the following table:

Years ended December 31,	2019			2018
	Income- producing properties	Properties under development	Land held for development	Income- producing properties	Properties under development	Land held for development
Balance, beginning of year	$3,403,985	$17,009	$3,984	$2,714,684	$—	$18,884
Ground leases (1) (note 2(o))	11,801	—	—	—	—	—
Adjusted balance, beginning of year	$3,415,786	$17,009	$3,984	$2,714,684	$—	$18,884
Additions
— Capital expenditures:
Maintenance or improvements	3,272	—	—	8,164	—	—
Developments or expansions	3,641	27,250	—	19,986	287	66
— Acquisitions (note 3)	951,065	8,932	24,939	542,998	—	1,232
— Leasing commissions	1,079	—	—	3,340	—	—
— Tenant incentives	515	—	—	816	—	—
Transfers to properties under development	—	—	—	(12,206)	16,473	(4,267)
Fair value gains (losses), net	243,351	(135)	557	353,258	—	1,253
Foreign currency translation, net	(180,107)	(1,746)	(514)	147,336	249	196
Amortization of straight-line rent	5,074	—	—	4,274	—	—
Amortization of tenant incentives	(5,122)	—	—	(5,402)	—	—
Other changes	189	—	—	(972)	—	—
Classified as assets held for sale (note 5)	(61,120)	—	—	(372,291)	—	(13,380)
Balance, end of year	$4,377,623	$51,310	$28,966	$3,403,985	$17,009	$3,984

(1)	Impact of adoption of IFRS 16, Leases effective January 1, 2019.
During the year ended December 31, 2019, the Trust disposed of 13 properties (2018 — 16 properties) previously classified as assets held for sale for aggregate gross proceeds of $105.8 million (note 5). The fair value gains during the year ended December 31, 2019, excluding the 13 properties sold in the year, were $243.8 million. As at December 31, 2019, there are no properties classified as assets held for sale (note 5).
The Trust determines the fair value of an income-producing property based upon, among other things, rental income from current leases and assumptions about rental income from future leases reflecting market conditions and lease renewals at the applicable balance sheet dates, less future cash outflows in respect of such leases. Fair values are primarily determined by discounting the expected future cash flows, generally over a term of 10 years, plus a terminal value based on the application of a capitalization rate to estimated year 11 cash flows. The fair values of properties under development are measured using a discounted cash flow model, net of costs to complete, as of the balance sheet date. The Trust measures its investment properties using valuations prepared by management. The Trust does not measure its investment properties based on valuations prepared by external appraisers but uses such external appraisals as data points, together with other external market information accumulated by management, in arriving at its own conclusions on values. Management uses valuation assumptions such as discount rates, terminal capitalization rates and market rental rates applied in external appraisals or sourced from valuation experts; however, the Trust also uses its historical renewal experience with tenants, its direct knowledge of the specialized nature of certain of Granite’s portfolio and tenant profile and its knowledge of the actual condition of the properties in making business judgments about lease renewal probabilities, renewal rents and capital expenditures. There has been no change in the valuation methodology during the year other than recognizing related ground lease obligations as part of the adoption of IFRS 16,
Leases
.
Included in investment properties is $18.9 million (2018 — $14.8 million) of net straight-line rent receivable arising from the recognition of rental revenue on a straight-line basis over the lease term.
Details about contractual obligations to purchase, construct and develop properties can be found in the commitments and contingencies note (note 20).
Tenant minimum rental commitments payable to Granite on
non-cancellable
operating leases as at December 31, 2019 are as follows:

2020	$267,967
2021	262,063
2022	247,796
2023	218,757
2024	148,423
2025 and thereafter	818,685
$1,963,691

Valuations are most sensitive to changes in discount rates and terminal capitalization rates. The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2019			2018 (1)
	Weighted average (2)	Maximum	Minimum	Weighted average (2)	Maximum	Minimum
Canada
Discount rate	5.90%	8.75%	5.25%	5.63%	7.75%	5.00%
Terminal capitalization rate	5.55%	8.00%	5.00%	6.01%	7.00%	5.00%

United States
Discount rate	6.41%	9.50%	5.00%	6.68%	10.00%	5.75%
Terminal capitalization rate	6.23%	8.75%	5.25%	6.46%	9.75%	5.25%

Germany
Discount rate	6.83%	8.25%	5.70%	6.89%	8.25%	5.70%
Terminal capitalization rate	6.31%	8.75%	5.00%	6.89%	8.75%	5.25%

Austria
Discount rate	7.96%	10.00%	7.00%	8.37%	10.00%	8.00%
Terminal capitalization rate	7.34%	9.75%	6.75%	7.88%	10.00%	7.00%

Netherlands
Discount rate	5.24%	6.00%	4.70%	5.93%	6.50%	5.70%
Terminal capitalization rate	6.14%	7.55%	5.60%	6.48%	7.45%	6.00%

Other
Discount rate	8.25%	10.00%	7.25%	8.23%	9.50%	6.75%
Terminal capitalization rate	8.20%	9.75%	6.25%	8.48%	10.00%	6.75%

Total
Discount rate	6.60%	10.00%	4.70%	6.90%	10.00%	5.00%
Terminal capitalization rate	6.32%	9.75%	5.00%	6.81%	10.00%	5.00%

(1)	Excludes assets held for sale (note 5).
(2)	Weighted based on income-producing property fair value.
The table below summarizes the sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate:

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$4,214,326	$(163,297)	$4,183,724	$(193,899)
+25 basis points	4,292,338	(85,285)	4,276,122	(101,501)
Base rate	4,377,623	—	4,377,623	—
-25 basis points	4,460,971	83,348	4,487,427	109,804
-50 basis points	$4,546,335	$168,712	$4,607,420	$229,797